Leases - Schedule of Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 26	$ 24
Finance lease cost:
Amortization of right-of-use assets	8	7
Interest on lease liabilities	5	5
Total lease cost	39	36
Short-term lease cost	$ 3	$ 5